FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Financial Assets Classified as Level 3 (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 341	$ 287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	13	(3)
Additions	69	221
Disposals	(1)	(162)
Financial assets at end of period	$ 417	$ 341